Bank Premises and Equipment - Bank Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Bank premises and equipment, Gross	$ 428,613	$ 424,058
Less allowance for depreciation and amortization	(238,093)	(224,897)
Bank premises and equipment	190,520	199,161
Land [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment, Gross	62,506	63,594
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment, Gross	204,841	204,255
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment, Gross	42,752	42,309
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Bank premises and equipment, Gross	$ 118,514	$ 113,900